3. INVESTMENT SECURITIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Details
Available for Sale Securities, Basis for Valuation	Investment securities available for sale are carried at estimated fair market value.
Proceeds from Sale of Securities, Operating Activities		$ 14,873,211
Proceeds from redemptions of investment securities due to the exercise of call provisions by the issuers thereof		9,545,000
Gross Gains realized from Proceeds from redemptions of investment securities due to the exercise of call provisions by the issuers thereof		$ 38,130